Employee Benefit Plans	6 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit PlansIn the UK, the Company makes contributions to private defined contribution pension schemes on behalf of its employees. The Company paid $0.2 million and less than $0.1 million in contributions for the six months ended June 30, 2021 and 2020, respectively.